Long-Term Payables - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Long-term payable	$ 8,059	50,000	$ 8,059	50,000